Borrowed Funds and Subordinated Debentures (Outstanding Interest Rate Swap Agreements Used to Hedge Variable Rate Debt) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Borrowed Funds and Subordinated Debentures [Abstract]
Notional amount	$ 20,000
Weighted average pay rate	1.90%
Weighted average receive rate	0.41%
Weighted average maturity in years	4 years 10 months 24 days
Unrealized loss relating to interest rate swaps	$ 28